RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS.
Schedule of parties/ entities that are considered to be related parties of the Group

Related Party	Nature of the Relationship
WANG Haibing	Co-founder and CEO
CHENG Yunpeng	Co-founder and President
WEI Zhen	Co-founder and director
ZENG Liqing	Director and a principal shareholder
WANG Bin	Principal shareholder before May 2010
Shenzhen Decent Investment Limited ("Decent Investment")	Controlled by ZENG Liqing
Shenzhen ParaEngine Corporation ("PE")	Significantly influenced by ZENG Liqing who is a director of the controlling entity
Guangzhou Chuangyou Information Technology Co., Ltd ("Chuangyou")	Equity method investee of the Group
Taiwan Taomee Co., Ltd. ("Taiwan Taomee")	Equity method investee of the Group
Beijing Enlight Pictures Co. Ltd ("Enlight Media")	Controlled by WANG Changtian who is a director
Shenzhen Taole Network Technology Co., Ltd ("Shenzhen Taole")	Significantly influenced by ZENG Liqing who is a director and principal shareholder
Qiming Funds	Principal shareholder
Shanghai Weiju Network Technology Co., Ltd ("Shanghai Weiju")	Equity method investee of the Group